Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	2017	2016
	(In Thousands)
Current
Federal	$279	$439
State	4	4
Deferred	165	(115)
	$448	$328

Schedule of differences between income tax expense to statutory federal tax at a rate
	2017		2016
	Amount	% of Pre-tax Income	Amount	% of Pre-tax Income
Federal Tax at a Statutory rate	$252	34%	$431	34%
State taxes, net of Federal provision	(108)	(15)	119	9
Change in tax rate	228	31	-	-
Change in valuation allowance	106	14	(178)	(14)
Nontaxable interest and dividend income	(42)	(6)	(44)	(3)
Other items	12	3	-	-
Income tax provision	$448	61%	$328	26%

Schedule of deferred income tax assets and liabilities resulting from temporary differences
	2017	2016
	(In Thousands)

Deferred tax assets:
Deferred loan origination fees	$92	$95
Allowance for loan losses - Federal	330	379
State tax credits	1,075	1,102
Depreciation	-	64
Supplemental Executive Retirement Plan	208	290
Unrealized loss on securities available for sale and transferred to held to maturity	44	43
Net operating loss	270	159
Stock compensation	14	-
Other	1	-

	2,034	2,132
Valuation allowance	(1,424)	(1,318)
Total deferred tax assets, net of valuation allowance	610	814

Deferred tax liabilities:
Depreciation	(9)	-
Mortgage servicing rights	(233)	(308)

Total deferred tax liabilities	(242)	(308)

Net deferred tax asset	$368	$506